Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 51,319	$ 106,140
Short-term investments	60,347
Accounts receivable, net	44,358	33,738
Prepaid expenses and other current assets	10,054	7,362
Total current assets	166,078	147,240
Property and equipment, net	32,009	24,806
Intangible assets, net	1,590
Goodwill	5,363	254
Other assets	312	2,827
Total assets	205,352	175,127
Current liabilities
Accounts payable	3,558	2,891
Accrued expenses and other current liabilities	20,713	15,110
Deferred revenue	84,159	60,889
Current portion of capital lease obligations	233
Current portion of long-term debt	1,725	4,910
Total current liabilities	110,388	83,800
Deferred revenue, net of current portion	11,189	9,151
Long-term capital lease obligations	245
Long-term debt		1,981
Other non-current liabilities	1,538	2,121
Total liabilities	123,360	97,053
Commitments and contingencies (Note 11)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 55,901,996 and 54,216,738 shares issued and outstanding at March 31, 2017 and 2016, respectively	671	651
Additional paid-in capital	183,752	169,037
Accumulated deficit	(94,017)	(88,576)
Accumulated other comprehensive loss	(8,414)	(3,038)
Total shareholders' equity	81,992	78,074
Total liabilities and shareholders' equity	$ 205,352	$ 175,127